Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2022
Lessee, Lease, Description [Line Items]
Total lease costs	¥ 10,951
Short-term Lease, Cost	¥ 2,341
ASC 840
Lessee, Lease, Description [Line Items]
Operating lease expenses		¥ 14,336	¥ 27,942
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years			1 year
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year